Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 7. Goodwill and Intangible Assets

Goodwill

Goodwill was $71.6 million as of September 30, 2021 and December 31, 2020.

Intangible Assets, Net

Our acquired intangible assets subject to amortization consist of customer relationships, trademarks and tradenames, and developed technology and were originally acquired by Cyxtera when it acquired the entities that formed Appgate. The useful lives of the assets were as follows: (i) customer relationships – 7.5 to 17.5 years, (ii) trademarks and tradenames – 8.5 to 14.5 years, and (iii) developed technology – 2.5 to 7.5 years. Acquired intangibles subject to amortization consist of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021			December 31, 2020			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(14,866)	$15,291	$30,157	$(12,347)	$17,810	4.8
Trademarks and tradenames	18,732	(7,723)	11,009	18,732	(6,741)	11,991	9.0
Developed technology	38,879	(26,421)	12,458	38,869	(23,028)	15,841	2.9
Total	$87,768	$(49,010)	$38,758	$87,758	$(42,116)	$45,642

The main changes in the carrying amount of each major class of intangible assets during the nine months ended September 30, 2021 and the year ended December 31, 2020 was amortization, and to a lesser extent, foreign currency translation.

We recorded amortization expense on intangible assets of $2.3 million and $6.9 million in the three and nine months ended September 30, 2021, respectively. We recorded amortization expense on intangible assets of $2.8 million and $8.4 million in the three and nine months ended September 30, 2020, respectively. Amortization expense for all intangible assets, except our developed technology, was recorded within depreciation and amortization expense in the condensed consolidated statements of operations. Amortization expense for our developed technology was recorded within cost of revenue in the condensed consolidated statements of operations.

Future amortization expense of intangible assets is as follows (in thousands):

For the years ending:
Remaining 2021	$2,295
2022	9,148
2023	8,623
2024	7,471
2025	4,303
Thereafter	6,918
Total	$38,758

Impairment Tests

We perform annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. No impairment charges were recorded during the nine months ended September 30, 2021 and 2020.

Note 7. Goodwill and Intangible Assets

Goodwill

The changes in the carrying amount of goodwill consisted of the following (in thousands):

Balance at December 31, 2018	$275,300
Impairment	(170,000)
Allocation to discontinued operations	(33,696)
Balance at December 31, 2019	$71,604
Balance at December 31, 2020	$71,604

Intangible Assets, Net

Our acquired intangible assets subject to amortization consist of customer relationships, trademarks and tradenames, and developed technology and were originally acquired by Cyxtera when it acquired the entities that formed Appgate. The useful lives of the assets were as follows: (i) customer relationships–7.5 to 17.5 years, (ii) trademarks and tradenames–8.5 to 14.5 years, and (iii) developed technology–2.5 to 7.5 years. Acquired intangibles subject to amortization consist of the following as of December 31, 2020 and 2019 (in thousands):

	2020			2019			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(12,347)	$17,810	$30,157	$(8,988)	$21,169	5.5
Trademarks and tradenames	18,732	(6,741)	11,991	18,732	(5,431)	13,301	9.7
Developed technology	38,869	(23,028)	15,841	38,860	(16,842)	22,018	3.6
Total	$87,758	$(42,116)	$45,642	$87,749	$(31,261)	$56,488

The main changes in the carrying amount of each major class of intangible assets during 2020 and 2019 was amortization, and to a lesser extent, foreign currency translation.

We recorded amortization expense on intangible assets of $10.9 million and $11.4 million in 2020 and 2019, respectively. Amortization expense for all intangible assets, except our developed technology, was recorded within depreciation and amortization expense in the consolidated statements of operations. Amortization expense for our developed technology was recorded within cost of revenue in the consolidated statements of operations.

Future amortization expense of intangible assets is as follows (in thousands):

For the years ending:
2021	$9,192
2022	9,148
2023	8,623
2024	7,471
2025	4,303
Thereafter	6,905
Total	$45,642

Impairment Tests

We perform annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. During 2019, we recorded a goodwill impairment charge of $170.0 million. The impairment charge was attributed to weaker performance in sales while operating under Cyxtera, as compared to the assumptions contained in the models Cyxtera used to value the assets at the time of their acquisition by Cyxtera.

For purposes of our annual impairment test of goodwill, fair value measurements were determined using both the income approach and the market approach. The income approach was based largely on inputs that are not observable to active markets, which would be deemed Level 3 fair value measurements. These inputs include management’s expectations about future revenue growth and profitability, marginal income tax rates by jurisdiction, and the rate at which the cash flows should be discounted in order to determine this fair value estimate. Where a market approach was used, the inputs also included publicly available data about our competitors’ financial ratios and transactions.